SCHEDULE OF OTHER INCOME (EXPENSES) (Details)	1 Months Ended			6 Months Ended				12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)
Loss on disposals of property, plant, and equipment and inventory								$ (52,220)					$ (388,907)
Charges of legal compensation and contract default penalty expense				$ (115,152)	[1]		[1]	(436,809)	[2]		(30,295)	[2]	(1,007,950)	[2]
Gain from waste disposal								3,376			154,589		138,868
Other income from debt forgiveness								55,998			375,699
Others								(288,197)			(43,556)		(166,212)
Total other income (expense)				(115,751)		(177,277)		(717,852)			456,437		(1,424,201)
Legal compensation charge	$ 400,000	¥ 3,100,000	¥ 2,600,000					400,000					800,000		¥ 5,800,000
Outstanding payment of goods								20,197		¥ 145,330
(Gain) loss on disposals of property, plant, and equipment				(66,138)		175,292
Charges of legal compensation and contract default penalty expense				115,152	[1]		[1]	436,809	[2]		30,295	[2]	1,007,950	[2]
Gain (loss) from waste disposal				307		(17,479)
Gain from debt forgiveness				(7,218)
Others				73,648		19,464
Total other expense				$ 115,751		$ 177,277		$ 717,852			$ (456,437)		1,424,201
Customer [Member]
Legal compensation charge													900,000
One Customer [Member]
Legal compensation charge													$ 100,000

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.
[2]	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB